CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
Schedule of Financial Data for Reportable Operating Segments
Financial data relating to reportable operating segments:

	Year ended December 31, 2013
	Commercial	Defense	Services	Total

Revenues	141,576	48,211	45,079	234,866
Cost of Revenues	94,966	33,773	26,471	155,210

Gross profit	46,610	14,438	18,608	79,656

R&D expenses:
Expenses incurred	18,403	11,088	-	29,491
Less - grants	1,203	388	-	1,591

	17,200	10,700	-	27,900

Selling and marketing	22,759	8,139	1,316	32,214
General and administrative	9,973	7,744	5,354	23,071
Restructuring costs	406	158	-	564

Operating income (loss)	(3,728)	(12,303)	11,938	(4,093)
Financial expenses, net				(6,239)
Other income				-
Loss before taxes				(10,332)
Tax benefit				(755)
Net loss from continuing operations				(9,577)
Net loss from discontinued operations				(8,320)
Net loss				(17,897)

Depreciation and amortization expenses	4,996	8,469	4,094	17,559

	Year ended December 31, 2012
	Commercial	Defense	Services	Total

Revenues	158,882	55,371	57,313	271,566
Cost of Revenues	97,310	40,998	35,329	173,637

Gross profit	61,572	14,373	21,984	97,929

R&D expenses:
Expenses incurred	19,561	12,735	-	32,296
Less - grants	2,261	794	-	3,055

	17,300	11,941	-	29,241

Selling and marketing	24,184	9,128	1,676	34,988
General and administrative	11,221	4,940	7,457	23,618
Restructuring costs	219	96	-	315
Impairment of goodwill and intangible assets	-	31,879	-	31,879

Operating income (loss)	8,648	(43,611)	12,851	(22,112)
Financial expenses, net				(3,432)
Other income				2,729
Loss before taxes				(22,815)
Tax benefit				(1,893)
Net loss from continuing operations				(20,922)
Net loss from discontinued operations				(2,270)
Net loss				(23,192)

Depreciation and amortization expenses	4,960	9,723	3,989	18,672

	Year ended December 31, 2011
	Commercial	Defense	Services	Total

Revenues	117,185	79,252	48,894	245,331
Cost of Revenues	61,363	51,401	29,634	142,398

Gross profit	55,822	27,851	19,260	102,933

R&D expenses:
Expenses incurred	19,210	15,866	-	35,076
Less - grants	2,775	600	-	3,375

	16,435	15,266	-	31,701

Selling and marketing	22,262	10,973	2,135	35,370
General and administrative	11,705	6,348	6,685	24,738
Restructuring costs	78	320	-	398
Impairment of goodwill and intangible assets	-	17,846	-	17,846

Operating income (loss)	5,342	(22,902)	10,440	(7,120)
Financial expenses, net				(3,235)
Other income				8,074
Loss before taxes				(2,281)
Tax benefit				(430)
Net loss from continuing operations				(1,851)
Net loss from discontinued operations				(3,999)
Net loss				(5,850)

Depreciation and amortization expenses	4,755	10,115	4,654	19,524

Schedule of Revenues by Geographic Area
Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2013	2012	2011

South America and Central America	$84,048	$115,190	$100,457
Asia and Asia Pacific	91,616	84,482	51,554
North America	26,155	39,087	62,456
Europe	23,096	23,906	21,126
Africa	9,951	8,901	9,738

	$234,866	$271,566	$245,331

Schedule of Long-Lived Assets by Geographic Area
The Group's long-lived assets are located as follows:

	December 31,
	2013	2012

Israel	$68,527	$71,283
Latin America	4,276	4,174
United States	1,936	2,157
Europe	9,453	9,059
Other	1,177	518

	$85,369	$87,191